Segmental information - Consolidated income statement (Details) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of operating segments [line items]
Sales		$ 27,891	$ 28,270	[1]	$ 29,751	[1]
Net sales
At budgeted exchange rates		20,246	21,359		20,804
Acquisitions and disposals		193	243		102
SC&P allocation		0	0		0
Retranslation to actual exchange rates		(576)	(1,282)		(645)
Hyperinflation		406	235		255
Net sales		20,269	20,555	[1]	20,516	[1]
Operating profit/(loss)
At budgeted exchange rates		6,075	6,592		6,443
Acquisitions and disposals		8	(6)		(36)
SC&P allocation		0	0		0
Fair value remeasurements		139	157		81
Retranslation to actual exchange rates		(259)	(461)		(128)
Hyperinflation		(18)	31		14
Operating profit/(loss) before exceptional items		5,945	6,313		6,374
Exceptional operating items		56	(766)		(477)
Operating profit/(loss)		6,001	5,547	[1],[2]	5,897	[1],[2]
Non-operating items		(70)	364	[1],[2]	(88)	[1],[2]
Net finance charges		(885)	(712)		(556)
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures		414	443	[1],[2]	555	[1],[2]
Profit before taxation		5,460	5,642	[1]	5,808	[1]
Annual net sales occur in the last four months	38.00%
Moet Hennessy
Net sales
Net sales		6,691	7,204		7,385
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures		441	455
Operating segments
Disclosure of operating segments [line items]
Sales		27,768	28,166		29,681
Net sales
At budgeted exchange rates		20,128	21,244		20,730
Acquisitions and disposals		193	243		102
SC&P allocation		0	0		0
Retranslation to actual exchange rates		(581)	(1,271)		(641)
Hyperinflation		406	235		255
Net sales		20,146	20,451		20,446
Operating profit/(loss)
At budgeted exchange rates		6,418	6,984		6,786
Acquisitions and disposals		8	2		(36)
SC&P allocation		0	0		0
Fair value remeasurements		139	157		81
Retranslation to actual exchange rates		(236)	(464)		(154)
Hyperinflation		(18)	31		14
Operating profit/(loss) before exceptional items		6,311	6,710		6,691
Exceptional operating items		56	(766)		(477)
Operating profit/(loss)		6,367	5,944		6,214
Operating segments | North America
Disclosure of operating segments [line items]
Sales		8,514	8,859		8,888
Net sales
At budgeted exchange rates		7,897	8,109		8,037
Acquisitions and disposals		2	27		46
SC&P allocation		12	10		13
Retranslation to actual exchange rates		(3)	(37)		10
Hyperinflation		0	0		0
Net sales		7,908	8,109		8,106
Operating profit/(loss)
At budgeted exchange rates		2,992	3,132		3,224
Acquisitions and disposals		(12)	(23)		(37)
SC&P allocation		(5)	3		(3)
Fair value remeasurements		128	122		43
Retranslation to actual exchange rates		133	(12)		41
Hyperinflation		0	0		0
Operating profit/(loss) before exceptional items		3,236	3,222		3,268
Exceptional operating items		(197)	(118)		(1)
Operating profit/(loss)		3,039	3,104		3,267
Operating segments | Europe
Disclosure of operating segments [line items]
Sales		8,024	7,245		7,531
Net sales
At budgeted exchange rates		4,405	4,526		4,398
Acquisitions and disposals		30	27		32
SC&P allocation		65	52		63
Retranslation to actual exchange rates		(59)	(537)		(510)
Hyperinflation		363	235		255
Net sales		4,804	4,303		4,238
Operating profit/(loss)
At budgeted exchange rates		1,370	1,441		1,464
Acquisitions and disposals		(14)	(19)		14
SC&P allocation		(22)	(31)		(23)
Fair value remeasurements		27	34		48
Retranslation to actual exchange rates		26	(144)		(172)
Hyperinflation		(8)	31		14
Operating profit/(loss) before exceptional items		1,379	1,312		1,345
Exceptional operating items		(122)	(12)		(184)
Operating profit/(loss)		1,257	1,300		1,161
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Sales		6,320	6,484		7,481
Net sales
At budgeted exchange rates		3,860	4,134		3,887
Acquisitions and disposals		30	48		0
SC&P allocation		12	11		13
Retranslation to actual exchange rates		(85)	(352)		(63)
Hyperinflation		0	0		0
Net sales		3,817	3,841		3,837
Operating profit/(loss)
At budgeted exchange rates		1,121	1,187		948
Acquisitions and disposals		7	7		0
SC&P allocation		(7)	(7)		(1)
Fair value remeasurements		0	0		0
Retranslation to actual exchange rates		(58)	(83)		0
Hyperinflation		0	0		0
Operating profit/(loss) before exceptional items		1,063	1,104		947
Exceptional operating items		375	(581)		(292)
Operating profit/(loss)		1,438	523		655
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Sales		2,432	2,714		2,585
Net sales
At budgeted exchange rates		1,702	2,200		2,007
Acquisitions and disposals		0	3		4
SC&P allocation		11	12		16
Retranslation to actual exchange rates		105	(56)		0
Hyperinflation		21	0		0
Net sales		1,839	2,159		2,027
Operating profit/(loss)
At budgeted exchange rates		527	800		715
Acquisitions and disposals		0	0		0
SC&P allocation		(5)	(4)		(3)
Fair value remeasurements		(16)	1		(10)
Retranslation to actual exchange rates		(5)	(14)		10
Hyperinflation		1	0		0
Operating profit/(loss) before exceptional items		502	783		712
Exceptional operating items		0	0		0
Operating profit/(loss)		502	783		712
Operating segments | Africa
Disclosure of operating segments [line items]
Sales		2,478	2,864		3,196
Net sales
At budgeted exchange rates		2,162	2,186		2,292
Acquisitions and disposals		131	138		20
SC&P allocation		2	4		4
Retranslation to actual exchange rates		(539)	(289)		(78)
Hyperinflation		22	0		0
Net sales		1,778	2,039		2,238
Operating profit/(loss)
At budgeted exchange rates		448	466		466
Acquisitions and disposals		27	37		(13)
SC&P allocation		(1)	(3)		(1)
Fair value remeasurements		0	0		0
Retranslation to actual exchange rates		(332)	(211)		(33)
Hyperinflation		(11)	0		0
Operating profit/(loss) before exceptional items		131	289		419
Exceptional operating items		0	(55)		0
Operating profit/(loss)		131	234		419
Operating segments | SC&P
Disclosure of operating segments [line items]
Sales		3,551	3,687		2,672
Net sales
At budgeted exchange rates		3,455	3,943		2,829
Acquisitions and disposals		0	0		0
SC&P allocation		(102)	(89)		(109)
Retranslation to actual exchange rates		198	(167)		(48)
Hyperinflation		0	0		0
Net sales		3,551	3,687		2,672
Operating profit/(loss)
At budgeted exchange rates		(40)	(42)		(31)
Acquisitions and disposals		0	0		0
SC&P allocation		40	42		31
Fair value remeasurements		0	0		0
Retranslation to actual exchange rates		0	0		0
Hyperinflation		0	0		0
Operating profit/(loss) before exceptional items		0	0		0
Exceptional operating items		0	0		0
Operating profit/(loss)		0	0		0
Elimination of intersegment sales
Disclosure of operating segments [line items]
Sales		(3,551)	(3,687)		(2,672)
Net sales
At budgeted exchange rates		(3,353)	(3,854)		(2,720)
Acquisitions and disposals		0	0		0
SC&P allocation		0	0		0
Retranslation to actual exchange rates		(198)	167		48
Hyperinflation		0	0		0
Net sales		(3,551)	(3,687)		(2,672)
Corporate and other
Disclosure of operating segments [line items]
Sales		123	104		70
Net sales
At budgeted exchange rates		118	115		74
Acquisitions and disposals		0	0		0
SC&P allocation		0	0		0
Retranslation to actual exchange rates		5	(11)		(4)
Hyperinflation		0	0		0
Net sales		123	104		70
Operating profit/(loss)
At budgeted exchange rates		(343)	(392)		(343)
Acquisitions and disposals		0	(8)		0
SC&P allocation		0	0		0
Fair value remeasurements		0	0		0
Retranslation to actual exchange rates		(23)	3		26
Hyperinflation		0	0		0
Operating profit/(loss) before exceptional items		(366)	(397)		(317)
Exceptional operating items		0	0		0
Operating profit/(loss)		$ (366)	$ (397)		$ (317)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.